Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

17. SUBSEQUENT EVENTS

Nasdaq Notification

On February 10, 2025, the Company received a letter from the Nasdaq notifying the Company that it was not in compliance with the Minimum Value of Listed Securities requirement as set forth in Nasdaq Listing Rule 5450(b)(2)(A) as the Company has not met the minimum $50 million requirement for continued listing. On the same day, the Company also received a letter from the Nasdaq notifying the Company that it was not in compliance with the minimum Market Value of Publicly Held Shares requirement as set forth in Nasdaq Listing Rule 5450(b)(2)(C) as the Company has not met the minimum $15 million requirement for continued listing. These letters have no immediate effect on the listing of the Common Stock on the Nasdaq Capital Market. The Company has 180 calendar days from receipt of letters, or until August 11, 2025 in which to regain compliance.

Triton Financing

On February 13, 2025, the Company signed a term sheet with Triton Funds related to the purchase of $1.5 million shares of the Company’s common stock between the date a form S-1 registration statement becomes effective and June 30, 2025. Triton Funds is a San Diego based entity that makes direct investments in publicly-traded companies. It is student-led and focused on socially-responsible companies, particularly in California. Under the form S-1 registration statement, the Company will register 9,856,859 shares of common stock consisting of (a) up to 6,856,859 shares of common stock and (b) up to 3,000,000 shares of common stock underlying a warrant to purchase the Company’s common stock.

Settlement Agreement and Exchange Agreement

On February 14, 2025, the Company entered into a settlement agreement (the “Settlement Agreement”) with its SPAC-Sponsor, Golden Arrow Sponsor, LLC. The company currently owes approximately $2.9 million in excise tax liability (the “Excise Tax Liability”) pursuant to Section 4501 of the Internal Revenue Code for redemptions of shares of GAMC Class A common stock in 2023 by the stockholders of GAMC prior to the consummations of the transactions contemplated by the Business Combination. The Company has proposed a payment plan to the Internal Revenue Service (“IRS”) whereby the Company would be permitted to pay the Excise Tax Liability over a series of payments over time (the “Payment Plan”).

Pursuant to the Settlement Agreement, the Sponsor shall (i) use its commercially reasonable efforts to provide or organize financing for us in an amount of $10 million to close by August 13, 2025 (the “Financing”) and (ii) (a) in the event that the IRS grants the Payment Plan, the Sponsor shall pay to us 75% of the total amount of each payment due to the IRS thereunder no less than 7 calendar days prior to the due date for each payment (the “Golden Arrow Payment Contribution”) or (b) in the event the IRS denies our request for a Payment Plan, the Sponsor shall either (A) close the Financing by August 13, 2025 or (B) pay to us 75% of the total amount of the then-outstanding Excise Tax Liability as well as all accrued interest on the entire Excise Tax Liability on August 13, 2025. The Golden Arrow Payment Contribution will continue until the earlier of (i) an aggregate amount of at least $6 million of Financing is successfully closed or (ii) the Excise Tax Liability is fully paid. Notwithstanding the foregoing, the Sponsor’s payments shall be capped at, and shall not exceed, the total amount the Sponsor received from selling 50% of the shares of our common stock held by the Sponsor on February 14, 2025.

As partial consideration for entering into the Settlement Agreement, on March 5, 2025, the Company exchanged 5,000,000 private placement warrants (the “Old Warrants”) to purchase an equal number of shares of our common stock that are governed by the terms of our Warrant Agreement, dated March 16, 2021 for a warrant to purchase 5,000,000 shares of common stock (the “Sponsor Warrants”) at an exercise price of $0.50 per share, the average closing price of its common stock on the five trading days immediately preceding our entry into the Purchase Agreement. The Warrant will be exercisable immediately upon issuance and will terminate on the fifth anniversary of the issuance date.

If, for any consecutive ten trading day period while the Sponsor Warrants is outstanding, the closing price of the Company’s common stock is equal to or greater than $0.85 (the “Forced Exercise Triggering Event”), then the Company shall have the right, in its sole discretion and upon written notice given at any time within 20 days of the initial occurrence of the Forced Exercise Triggering Event delivered to the holder of the Sponsor Warrant, to force the holder to cash exercise the Sponsor Warrants with respect to the number of shares of common stock that represents up to the lesser of (i) 2,500,000 shares of common stock or (ii) the unexercised portion of the Sponsor Warrants. The Company will issue the foregoing securities under Section 4(a)(2) of the Securities Act, as a transaction not requiring registration under Section 5 of the Securities Act. The parties receiving the securities represented their intentions to acquire the securities for investment only and not with a view to or for sale in connection with any distribution, and appropriate restrictive legends will be affixed to the certificates representing the securities (or reflected in restricted book entry with the Company’s transfer agent).